Deferred Finance Charges, Net (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs [Abstract]
Deferred Finance Charges Net [Table Text Block]

Deferred finance charges are comprised of the following:
Balance, January 1, 2011	$930
Additions	5,949
Write-off	(60)
Amortization expense	(593)
Balance, December 31, 2011	$6,226
Additions	1,467
Amortization expense	(1,226)
Balance, December 31, 2012	$6,467